Note Investment Securities Held-to-maturity (Investments held-to-maturity-Additional Information) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016		Dec. 31, 2015
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 98,101	[1]	$ 100,903	[2]
Obligations of Puerto Rico, States and political subdivisions
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	96,027		$ 98,817
Obligations of Puerto Rico, States and political subdivisions | Munis Payable From Real and Personal Property Taxes
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	53,000
Obligations of Puerto Rico, States and political subdivisions | Munis Not Guaranteed By Puerto Rico Central Government
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 43,000

[1]	Includes $53.1 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.
[2]	Includes $57.2 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.